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                         GLOBAL UTILITY FUND, INC.
                      GATEWAY CENTER THREE, 9TH FLOOR
                            100 MULBERRY STREET
                       NEWARK, NEW JERSEY  07102-4077

                                             December 5, 1997

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

ATTN: Office of Filings, Information and Consumer Services

Re:  Global Utility Fund, Inc.
     File Nos. 33-37356 and 811-5695
     -------------------------------

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above-referenced Fund do not differ from that contained in Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A, which was filed electronically on December 1, 1997.

     Any comments on this filing should be directed to Robert
Rosselot at (973) 367-3028.

     Please return an electronic transmittal as evidence of your receipt of this filing.

                                   Sincerely yours,


                                   /s/ S. Jane Rose
                                   --------------------
                                   Secretary